Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (47)	$ (59)
Business and asset disposals (including impairment losses)	(47)	(60)
NET finance (cost) income	368	(530)
Decrease of income taxes	17
Increase In Income Tax Due to Exceptional Items		133
Exceptional share of results of associates	9	104
Utilization of current year and carry forward interests for which no deferred tax asset was recognized		(240)
South Africa Tax Matters [Member]
Disclosure of Exceptional Items [line items]
Utilization of current year and carry forward interests for which no deferred tax asset was recognized		(4,500)
Ghost Beverages LLC [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)	$ (47)	$ (60)